Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Schedule of Finance Costs
	Year ended December 31,
	2022	2023	2024
Interest expense
Bank loans	$93,915	$195,235	$254,090
Other loans	-	28,439	44,036
Preferred shares liabilities (recognized as “Financial liabilities at amortized cost”)	30,152	27,543	28,041
Lease liabilities	12,586	42,419	66,640
Finance costs of issuing convertible notes at discount (note 1)	-	-	7,734,993
Commitment Fee (note 2)	-	-	18,750
Other	376	5,322	21,322
	$137,029	$298,958	$8,167,872